Offerings - Offering: 1	Jun. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	487,825,521
Maximum Aggregate Offering Price	$ 39,016,285,169.58
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,388,148.98
Rule 457(f)	true
Amount of Securities Received | shares	487,825,521
Value of Securities Received, Per Share	79.98
Value of Securities Received	$ 39,016,285,169.58
Fee Note MAOP	$ 39,016,285,169.58
Offering Note	(1a) Represents the maximum number of shares of the Registrant's Common Stock, par value $1.00 per share (the "Sysco Holdings common stock") estimated to be issued, or subject to options or other stock-based awards that may be assumed by the Registrant upon completion of the Sysco Merger described in the prospectus, and is based on 487,825,521, the estimated maximum number of shares of Sysco common stock to be outstanding immediately prior to the completion of the Sysco Merger, including (i) each outstanding time-based restricted stock unit, performance-based restricted stock awards (assuming maximum performance) and options to purchase Registrant's Common Stock, in each case, outstanding as of June 24, 2026 that are or may become exercisable or issuable upon settlement prior to completion of the Sysco Merger as described in the prospectus and (ii) Registrant's Common Stock reserved for issuance under Sysco's equity plans. (1b) Estimated solely for purposes of calculating the registration fee required by Section 6(b) of the Securities Act, as amended (the "Securities Act"), the proposed maximum offering price of the New Sysco common stock to be registered was calculated based on, pursuant to Rules 457(c) and 457(f)(1) promulgated under the Securities Act and Rule 0-11(a)(4) promulgated under the Exchange Act, the product of (i) $79.98, the average of the high and low sales prices of the shares of Sysco Corporation's common stock, par value $1.00 per share (the "Sysco common stock"), as reported on the NYSE on June 24, 2026 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission), multiplied by (ii) 487,825,521, the estimated maximum number of shares of Sysco common stock to be converted in the Sysco Merger.